CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net income (loss)	$ (12,898,082)
Gelesis
Net income (loss)	(93,347,000)	$ (25,905,000)
Other comprehensive income (loss):
Foreign currency translation adjustment	(719,000)	828,000
Unrealized loss on marketable securities		(1,000)
Total other comprehensive (loss) income	(719,000)	827,000
Comprehensive loss	$ (94,066,000)	$ (25,078,000)